CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (540,648)	$ 5,024,135	$ 4,115,431	$ (2,318,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,298	8,286	27,324	32,827
Amortization of deferred financing charges	0	11,416	38,052	7,611
Amortization of debt discount	424,666	113,218	403,579	12,916
(Gain) loss on settlement of debt	0	(5,322,943)	(5,322,943)	0
(Gain) loss on change in fair value of warrant liability	(73,510)	(274,631)	(482,697)	31,873
Share based compensation	2,808	2,808	11,232	240,622
Common shares issued for third party services	0	17,500	54,000	61,938
Common shares issued pursuant to legal settlement			17,500	0
Warrants issued for third party services	0	6,440	0	29,823
Warrants issued pursuant to legal settlement			6,440	0
Changes in assets and liabilities:
Prepaid expenses	7,038	8,570	(79,179)	(447)
Other current assets	(100)	0	(52)	(1,000)
Accounts payable and accrued expenses	13,165	34,501	(3,329)	122,780
Accrued wages related parties	15,992	16,000	64,000	64,000
Accrued interest	8,962	157,680	190,283	492,442
Cash flows used in operating activities:	(135,329)	(197,020)	(960,359)	(1,222,662)
Cash flows from investing activities:
Purchase of equipment	0	(4,708)	(9,870)	(1,418)
Net cash used in investing activities	0	(4,708)	(9,870)	(1,418)
Cash flows from financing activities:
Payments on long-term debt	(1,482)	(1,349)	(5,594)	(5,090)
Cash paid on deferred financing costs	0	0	0	(15,500)
Principal activity on convertible promissory notes	100,000	0	500,000	450,000
Proceeds from the issuance of common stock, net of expenses	0	220,250	474,251	732,043
Proceeds from long-term debt	0	0
Net cash provided by financing activities	98,518	218,901	968,657	1,161,453
Increase (decrease) in cash and cash equivalents	(36,811)	17,173	(1,572)	(62,627)
Cash and cash equivalents, beginning of period	53,517	55,089	55,089	117,716
Cash and cash equivalents, end of period	16,706	72,262	53,517	55,089
Supplemental disclosure of cash flow information:
Income tax paid	0	0	0	0
Interest paid	467	2,904	10,587	17,595
Supplemental disclosure of non-cash items:
Cashless exercise of common stock purchase warrants			0	61
Settlement of accounts payable through issuance of common stock			0	20,000
Shares issued for deferred financing cost			0	30,163
Stock subscription receivable	10,000	0	55,673	0
Resolutions of derivative liabilities due to debt conversions	455,301	94,131	256,748	0
Warrants reclassified to derivative liabilities	5,927	483,781	520,552	0
Debt discounts due to derivative liabilities	331,323	114,954	382,173	0
Common stock issued for conversion of debt and interest	443,888	153,082	424,180	0
Original issue discount	$ 8,000	$ 2,250	$ 28,750	$ 47,500